Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Professional service fees	$ 3,681	$ 2,246	$ 1,308
Payroll	51	338	921
Other			6
Total accrued expenses and other current liabilities	$ 3,732	$ 2,584	$ 2,235